CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share Capital [Member].	Share Premium [Member]	Other Reserve [Member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 60,000	$ 236,046,000	$ 127,527,000	$ 2,591,000	$ (260,459,000)	$ 35,828,000	$ 141,593,000
Comprehensive income:
(Loss) Profit for the year	0	0	0	0	(24,228,000)	6,391,000	(17,837,000)
Other comprehensive loss for the year	0	0	0	(512,000)	0	0	(512,000)
Total Comprehensive (loss) profit	0	0	0	(512,000)	(24,228,000)	6,391,000	(18,349,000)
Transactions with owners:
Share-based payment (Note 31)	1,000	3,145,000	0	0	754,000	175,000	4,075,000
Dividends distribution to non-controlling interest	0	0	0	0	0	(479,000)	(479,000)
Total	1,000	3,145,000	0	0	754,000	(304,000)	3,596,000
Ending Balance at Dec. 31, 2017	61,000	239,191,000	127,527,000	2,079,000	(283,933,000)	41,915,000	126,840,000
Comprehensive income:
(Loss) Profit for the year	0	0	0	0	72,415,000	30,252,000	102,667,000
Other comprehensive loss for the year	0	0	0	(4,401,000)	0	0	(4,401,000)
Total Comprehensive (loss) profit	0	0	0	(4,401,000)	72,415,000	30,252,000	98,266,000
Transactions with owners:
Share-based payment (Note 31)	0	449,000	0	0	4,830,000	167,000	5,446,000
Repurchase of shares (Note 26.1)	(1,000)	(1,800,000)	0	0	0	0
Dividends distribution to non-controlling interest	0	0	0	0	0	(8,089,000)	(8,089,000)
Transactions with non-controlling interest (Note 36.1)	0	0	(13,396,000)	0	0	(64,245,000)	(77,641,000)
Total	(1,000)	(1,351,000)	(13,396,000)	0	4,830,000	(72,167,000)	(82,085,000)
Ending Balance at Dec. 31, 2018	60,000	237,840,000	114,131,000	(2,322,000)	(206,688,000)	0	143,021,000
Comprehensive income:
(Loss) Profit for the year	0	0	0	0	57,757,000	0	57,757,000
Other comprehensive loss for the year	0	0	4,604,000	(1,498,000)	0	0	3,106,000
Total Comprehensive (loss) profit	0	0	4,604,000	(1,498,000)	57,757,000	0	60,863,000
Transactions with owners:
Share-based payment (Note 31)	3,000	7,144,000	0	0	(4,430,000)	0	2,717,000
Repurchase of shares (Note 26.1)	(4,000)	(71,268,000)	0	0	0	0	(71,272,000)
Dividends distribution to non-controlling interest	0	0	(2,444,000)	0	0	0	(2,444,000)
Total	(1,000)	(64,124,000)	(2,444,000)	0	(4,430,000)	0	(70,999,000)
Ending Balance at Dec. 31, 2019	$ 59,000	$ 173,716,000	$ 116,291,000	$ (3,820,000)	$ (153,361,000)	$ 0	$ 132,885,000